Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 9,128,666	$ 6,711,225	$ 1,681,533
Direct costs of revenue		(5,452,168)	(3,335,819)	(455,468)
Profit from operations		3,676,498	3,375,406	1,226,065
General and administrative expenses		(2,545,907)	(2,085,518)	(1,469,403)
Depreciation		(3,519,286)	(2,626,332)	(436,451)
Write-off of miners		(474,872)		(4,530,950)
Provision for diminution of miners				(7,364,650)
Profit/(Loss) on disposal of miners and other net income		1,780	34,830	(83,125)
Changes in value of digital assets		381,669	535,115	92,115
Finance expense		(286,102)	(31,794)	(18,851)
Loss before tax		(2,766,220)	(798,293)	(12,585,250)
Taxation		(103,276)	(111,367)
Loss after tax		(2,869,496)	(909,660)	(12,585,250)
Foreign exchange adjustment		2,596	(22,049)	(20,053)
Comprehensive loss for the year		$ (2,866,900)	$ (931,709)	$ (12,605,303)
Basic loss per ordinary share	[1]	$ (1.21)	$ (0.39)	$ (5.32)
Diluted loss per ordinary share	[1]	$ (1.21)	$ (0.39)	$ (5.32)
Basic average number of ordinary shares outstanding	[1]	2,369,995	2,369,995	2,369,995
Diluted average number of ordinary shares outstanding	[1]	2,369,995	2,369,995	2,369,995

[1]	All year results have been adjusted for the reverse stock split effective March 10, 2025.